Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2026
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

(in thousands)	2026 $	2025 $	2024 $
Salaries and other short-term benefits	3,796	3,828	2,454
Severance (included in salaries)	—	—	60
Share-based expense	912	386	928
Director compensation (included in salaries)	237	275	343
	4,945	4,489	3,785